Average Annual Total Returns - PRUDENTIAL DAY ONE 2030 FUND		Sep. 29, 2020	Sep. 28, 2020
Prudential Day One 2030 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			20.00%
Since Inception	[1]		9.73%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			20.38%
Since Inception	[1]		9.88%
Class R1
Average Annual Return:
1 Year		18.97%
Since Inception		8.19%
Inception Date		Dec. 13, 2016
Class R2
Average Annual Return:
1 Year		19.25%
Since Inception		8.45%
Inception Date		Dec. 13, 2016
Class R3
Average Annual Return:
1 Year		19.42%
Since Inception		8.61%
Inception Date		Dec. 13, 2016
Class R4
Average Annual Return:
1 Year		19.49%
Since Inception		8.68%
Inception Date		Dec. 13, 2016
Class R5
Average Annual Return:
1 Year		19.76%
Since Inception		8.83%
Inception Date		Dec. 13, 2016
Class R6
Average Annual Return:
1 Year		19.91%
Since Inception		9.02%
Inception Date		Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year			18.06%
Since Inception			7.76%
Inception Date			Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year			12.49%
Since Inception			6.66%
Inception Date			Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.